Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Financial Instruments [Abstract]
Fair value of financial instruments on non-recurring basis
The Company's items that are measured at fair value on a non-recurring basis at December 31, 2013 were:

	Level 1	Level 2	Level 3	Total
Vessels held for sale (1)	-	-	48,000	48,000
	-	-	48,000	48,000

(1)	The Company compared the carrying values of the vessels which were classified as held for sale in the accompanying consolidated balance sheet for the years ended December 31, 2013 (Note 7), with their estimated fair market values less costs to sell and recognized an impairment loss of $3,564 (including re measurement of $8,000) in the accompanying consolidated statement of income.

Derivatives not designated as hedging instruments
The effect of financial instruments on the consolidated statement of income/(loss) for the years ended December 31, 2014, 2013 and 2012 are:

Derivatives not designated as hedging instruments	Location of loss recognized	Amount of loss
		2014	2013	2012
Interest rate swaps	Loss on interest rate swaps	-	(8)	(189)